Subsequent Events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended
	Aug. 12, 2014 Subsequent Event	Oct. 24, 2012 Seadrill Operating LP	Jul. 21, 2014 Seadrill Operating LP Subsequent Event
Subsequent Event [Line Items]
Ownership interest purchased (as a percentage)			28.00%
Payments to acquire additional interest in subsidiaries			$ 373
Percentage of ownership interest in limited liability company (LLC) (in hundredths)		30.00%	58.00%
Distribution per unit (in dollars per unit)	$ 0.5425